Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	42,082	101	0
Preferred stock, shares outstanding (in shares)	42,082	101	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	26,112	14,715	377
Common stock, shares outstanding (in shares)	26,112	14,715	376
Treasury stock, at cost (in shares)		0	1